Share Capital (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of Share Capital Transactions
Detail of share capital transactions

(in thousands or number of shares)	Nature of transaction	Share Capital	Premiums related to share capital	Number of shares
December 31, 2025		1,452	314,399	48,410,068
March 31, 2026	Capital increase (OSA & BSPCE)	3	1,539	107,562
May 5, 2026	Capital increase (OSA)	—	6	1,113
May 26, 2026	Capital increase (Issuance of new shares ADS)	67	74,449	2,218,467
May 26, 2026	Capital increase (Issuance of new shares PFW)	—	11,585	—
May 26, 2026	Capital increase (transaction costs)	—	(6,046)	—
May 31, 2026	Capital increase (OSA & BSPCE)	2	761	70,693
June 8, 2026	Free Shares attributions (AGA 2026)	—	(50)	—
June 30, 2026	Capital increase (OSA)	1	224	17,779
June 30, 2026		1,525	396,867	50,825,682